Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Consulting Agreements

Business Advisory Services

In March 2017, a previously expired agreement for business advisory services was further amended. Pursuant to the amendment, the agreement was reinstated effective as of January 1, 2017 and provides for an expiration date of December 31, 2017. In consideration of the extension of the term of the consulting agreement, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 25,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate grant date value of the warrant of $40,763 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the unaudited condensed consolidated financial statements. Concurrently, the Company entered into an exchange agreement with the consultant pursuant to which $30,000 of accrued consulting fees were exchanged for 10,000 shares of common stock of the Company and, in consideration thereof, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 10,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate value of shares and warrant was $36,300, and accordingly the Company recorded a loss on settlement of payables of $6,300.

Operating Lease

Rent expense amounted to approximately $31,000 and $63,000 for the three and six months ended June 30, 2017, respectively. During the three and six months ended June 30, 2016, the Company recognized approximately $33,000 and $66,000, respectively, of rent expense.

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business, and as of June 30, 2017, none are expected to materially impact the Company’s financial position.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Employment Agreements

In February 2017 and March 2017, the Company’s Compensation Committee and Board of Directors, respectively, approved the following associated with performance-based cash bonuses for certain of the Company’s officers and current employees: (i) new performance-based cash bonuses payable for the year ending December 31, 2017 such that an aggregate of up to $402,500 could be earned for such year pursuant to the satisfaction of such goals; and (ii) the amendment of the performance-based cash bonuses for the year ended December 31, 2016 such that an aggregate of up to $322,000 could be earned for such year pursuant to the satisfaction of such goals. Also, pursuant to the amendment of the performance-based cash bonuses, the Company’s officers and certain employees’ achievement date of 2016 milestones was extended from January 31, 2017 to July 31, 2017. As of December 31, 2016, the Company accrued approximately $191,000 for 2016 bonus milestones which were achieved and approximately $100,000 for 2016 bonus milestones which were probable to be achieved. As of June 30, 2017, the Company accrued approximately $255,250 for 2016 bonus milestones which were achieved and approximately $199,870 for 2017 bonus milestones which were probable to be achieved.

Note 9 – Commitments and Contingencies

Operating Lease

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease expires in March 2020 (subject to extension at the option of the Company for a period of five years) and calls for an annual base rental during the initial term ranging between $132,600 and $149,260. The aggregate base rent payable over the lease term will be recognized on a straight-line basis. In connection with the operating lease, the Company paid the landlord a security deposit of $45,900, which is reflected on the consolidated balance sheet as of December 31, 2016 and 2015.

During the year ended December 31, 2016, the Company received a credit of $20,912 towards its 2016 rent payments in connection with a tax rebate received by the landlord. The Company’s rent expense amounted to $124,038 and $141,131 for the years ended December 31, 2016 and 2015, respectively. Rent expense is reflected in general and administrative expenses and research and development expenses in the consolidated statement of operations.

Future minimum payments under this operating lease agreement is as follows:

For the Years Ending,
December 31,	Amount
2017	$127,948
2018	131,778
2019	148,172
2020	37,315
$445,213

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business.

In April 2015, the Company and an alleged former consultant entered into a settlement agreement regarding an action commenced against the Company in the Circuit Court of Palm Beach County, Florida by the plaintiff. In connection with the settlement agreement, during the year ended December 31, 2015, in addition to certain cash payment obligations, the Company issued the plaintiff 4,230 shares of common stock and five-year, immediately vested warrants to purchase an aggregate of 30,000 shares of common stock at exercise prices ranging from $7.60 to $12.00 per share in full satisfaction of the claims. The aggregate value of the issuances of $152,000 was recognized immediately.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Research Agreements

In June 2015, a research agreement entered into in June 2012 between the Company and the research foundation of a state university expired. During the year ended December 31, 2015, the Company recorded research and development expense of approximately $103,000 in connection with the research agreement. As of December 31, 2016, the Company had accrued approximately $112,000, in connection with the research agreement, which is included in accrued expenses and other current liabilities in the consolidated balance sheets.

Consulting Agreements

Business Advisory Services

In August 2015, a February 2011 agreement for business advisory services that had expired on June 30, 2015 was further amended. Pursuant to the amendment, the agreement was reinstated effective as of July 1, 2015 and provided for an expiration date of June 30, 2016 (the “New Business Advisory Extended Term”). In June 2016, the agreement was further amended and the agreement was reinstated effective as of July 1, 2016 and provided for an expiration date of December 31, 2016 (the “New Business Advisory Extended Term”). In consideration of services rendered during the New Business Advisory Extended Term, the Company agreed to pay a cash fee of $15,000 per month and the Company granted an immediately vested five-year warrant to purchase 10,000 shares of common stock at an exercise price of $12.00 per share and an immediately vested five-year warrant to purchase 10,000 shares of common stock at an exercise price of $10.00 per share. The aggregate grant date value of the warrants of $74,923 was recognized immediately. During each of the years ended December 31, 2016 and 2015, the Company recorded cash consulting fee expense of $180,000 related to the business advisory agreement.

See Note 10 – Stockholders’ Deficiency – Warrant and Option Valuation and Note 10 – Stockholders’ Deficiency – Stock Warrants regarding details for the valuation of warrants and the Black-Scholes valuation assumptions.

Employment Agreements

Chief Executive Officer

In March 2015, the Company and its Chief Executive Officer (“CEO”) agreed to extend the term of his employment agreement to December 31, 2017. Pursuant to the employment agreement, the CEO is entitled to receive a salary of $400,000 per annum and, effective January 1, 2015, the CEO’s annual car allowance was reduced to $7,200 from $14,400. Pursuant to the employment agreement, the CEO was entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and is entitled to receive an annual bonus for each of 2016 and 2017 of up to 50% of his annual base salary in the event certain performance goals, as determined by the Compensation Committee of the Board of Directors of the Company(the “Compensation Committee”), are satisfied. In February 2017, the Compensation Committee and the CEO agreed to amend the CEO’s 2016 annual bonus such that (i) the total bonus that could be earned would be equal to 40% of the CEO’s 2016 annual salary and (ii) the CEO would have until July 31, 2017 to satisfy certain performance goals related to his 2016 bonus. Pursuant to the employment agreement, in the event that (a) the CEO’s employment is terminated by the Company without cause, or (b) the CEO terminates his employment for “good reason” (each as defined in the employment agreement), or (c) the term of the CEO’s employment agreement is not extended beyond December 31, 2017 and, within three months of such expiration date, his employment is terminated by the Company without “cause” or the CEO terminates his employment for any reason, the CEO would be entitled to receive severance in an amount equal to his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). Further, in the event that the CEO’s employment is terminated by the Company without cause, or the CEO terminates his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus). During each of the years ended December 31, 2016 and 2015, the Company recorded $407,200 in operating expenses with regard to the CEO’s base salary and car allowance. As of December 31, 2016 and 2015, the accrued and unpaid compensation (salary, bonus, tax liability, car allowance and vacation pay) for the CEO was $602,221 and $797,576, respectively, and was included in accrued expenses and other current liabilities in the consolidated balance sheets. As of December 31, 2016, the Company has accrued $96,000 and $49,691 for CEO bonus payments which have been achieved or are probable to be achieved over the service period, respectively.

Other

During the year ended December 31, 2016, the Company’s Compensation Committee and Board of Directors approved performance-based cash bonuses for the year ended December 31, 2016 for the Company’s officers and certain employees in the aggregate amount of up to $225,750, excluding amounts earnable by the Company’s CEO. In March 2017, the Company’s Board of Directors approved amendments of the performance-based cash bonuses for the year ended December 31, 2016 for the Company’s officers (other than the CEO, as discussed above) and certain current employees such that (i) an aggregate of up to $162,000, excluding amounts earnable by the Company’s CEO, could be earned pursuant to the satisfaction of certain 2016 performance goals and (ii) the Company’s officers and certain employees would have until July 31, 2017 to satisfy certain performance goals related to cash bonuses for the year ended December 31, 2016. As of December 31, 2016, excluding amounts due to the Company’s CEO as discussed above, the Company has accrued $95,041 and $50,531 for bonus payments which have been achieved or are probable to be achieved over the service period, respectively.

In February 2015, the Company hired a President for its Disc/Spine Division (“Division President”) pursuant to an at-will employment agreement which entitles him to a specified salary and bonus. In the event the Company terminates the Division President’s employment without cause, the Division President is entitled to cash severance payments equal to one-half of his then annual base salary (such one-half amount is currently $150,000) paid over nine months. As additional compensation, the Company granted the Division President a ten-year option to purchase 25,000 shares of common stock at an exercise price of $9.20 per share, pursuant to the Plan. The options vests over three years on the grant date anniversaries. The grant date value of $200,400 is being recognized proportionate to the vesting period.

In March 2015, the Company agreed to amend the at-will employment agreement with its Vice President of Research and Development (“VP of R&D”). Pursuant to the employment agreement, as amended, in the event that the VP of R&D’s employment with the Company is terminated without cause, the VP of R&D would be entitled to receive a cash severance payment equal to one-half of his base annual salary (such one-half amount is currently $125,000).

As of December 31, 2016, two other employees have “at-will” employment agreements with the Company that provide for aggregate cash severance payments of $175,000, payable over twelve months, upon involuntary termination.

Board of Directors

As of December 31, 2016, and 2015, $357,500 and $200,000, respectively, of director cash compensation was outstanding and included in accrued expenses and other current liabilities in the consolidated balance sheets.

Related Party Agreement

In March 2015, a 2014 agreement, as amended, between the Company and an affiliate of one of its then directors for consulting services related to the Company’s brtxDISC Program and ThermoStem Program expired. Pursuant to the aggrement, the Company issued 1,725 shares of common stock to one of its then directors. The common stock had a grant date fair value of $15,000 which was recognized immediately and is reflected within consulting expenses within the Company’s consolidated statement of operations.